Note 14 - Investments Accounted for Using The Equity Method (Details Textual) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended				39 Months Ended
	Apr. 30, 2017	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2020
Statement Line Items [Line Items]
Expense of restructuring activities		$ 525	$ 3,410	$ 2,404	$ 2,017	$ 1,873
Project review and investigation costs [member]
Statement Line Items [Line Items]
Expense of restructuring activities		$ 7	$ 1,112		$ 139	$ 573
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	50.00%		50.00%	50.00%	50.00%	50.00%
Investments in joint ventures	$ 14,100
Joint venture agreement, potential brokerage commissions	$ 800
Purchase of investments other than investments accounted for using equity method							$ 13,100
Capitalized cost, written off			$ 1,200
Innovative Solar Ventures I, LLC [member] | Project review and investigation costs [member]
Statement Line Items [Line Items]
Expense of restructuring activities			1,100
Innovative Solar Ventures I, LLC [member] | Trade and other current payables [member]
Statement Line Items [Line Items]
Purchase of investments other than investments accounted for using equity method			$ 1,100